Employment and Compensation Arrangements (Tables)	12 Months Ended
Dec. 31, 2018
Employment and Compensation Arrangements
Summary of stock option activity

	Number	Weighted Average	Weighted Average	Aggregate
	of	Exercise Price per	Remaining	Intrinsic
	Options	Share	Contractual Life	Value
Outstanding as of December 31, 2017	170,693	$1,572	9.3	$2,262
Granted	31,178	1,678	9.7	—
Forfeited and expired	(16,270)	1,601	—	—
Outstanding as of December 31, 2018	185,601	$1,587	8.5	$13,293
Vested and exercisable at December 31, 2018	50,364	$1,568	8.3	$3,880

Summary of assumption used to value options granted during the period presented and their expected lives

	December 31,
	2018	2017
Weighted-average expected dividend yield	—	—
Expected volatility	21.00 – 23.05%	24.84 – 27.90%
Weighted-average expected volatility	21.86%	27.50%
Weighted-average risk-free interest rate	3.02%	2.53%
Expected life (in years)	8.5	9.0